INCOME TAXES - Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 622	$ 664
Tax credit carryforwards	178	206
Total Operating Loss and Tax Credit Carryforwards	800	870
Expire within 5 years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5	40
Tax credit carryforwards	40	37
Expire after 5 years or indefinite expiration
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	617	624
Tax credit carryforwards	$ 138	$ 169